Related party transactions (Details)		3 Months Ended
	Jun. 18, 2016	Mar. 31, 2018 EquityInstruments $ / EquityInstruments	Jun. 30, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments	Jun. 30, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
1-for-1 conversion rate
Key management personnel compensation
Reverse Share Split Rate	1
Employee warrants (BSA)
Key management personnel compensation
Number of other equity instruments outstanding in share-based payment arrangement			178,162
Employee warrants (BSA) | 1-for-1 conversion rate
Key management personnel compensation
Number of other equity instruments outstanding in share-based payment arrangement		38,244	88,000	50,000	45,000	18,000
Reverse Share Split Rate		1
Exercise Price Per Employee Warrants | $ / EquityInstruments		48.16